                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4075

                     RIVERSOURCE INTERNATIONAL SERIES, INC.
               (Exact name of registrant as specified in charter)

     50606 Ameriprise Financial Center, Minneapolis, Minnesota      55474
          (Address of principal executive offices)               (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 01/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND

                                AT JAN. 31, 2009



JAN. 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (97.1%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (4.2%)
AGL Energy                                               63,705              $586,716
Australia & New Zealand Banking Group                    60,308               500,178
BHP Billiton                                            126,212             2,339,110
BlueScope Steel                                         135,318               297,279
CFS Retail Property Trust                               538,379(e)            606,886
Commonwealth Bank of Australia                           47,807               811,848
CSL                                                      49,459             1,165,635
Dexus Property Group                                    410,691               193,264
Fortescue Metals Group                                  164,939(b,e)          177,571
Macquarie Airports                                      305,282               437,355
Macquarie Infrastructure Group                          405,296               405,007
Macquarie Office Trust                                1,162,304               136,341
OneSteel                                                183,820               276,615
Origin Energy                                           123,159             1,084,640
Qantas Airways                                          271,919               416,264
Rio Tinto                                                32,304(e)            838,058
Santos                                                   92,687               830,656
Stockland                                               251,673               571,438
Telstra                                                 217,383               518,307
Westpac Banking                                         110,529             1,083,294
Woodside Petroleum                                       49,960             1,098,713
                                                                      ---------------
Total                                                                      14,375,175
-------------------------------------------------------------------------------------


AUSTRIA (0.3%)
OMV                                                      28,720               818,317
Verbund Series A                                          8,311               317,714
                                                                      ---------------
Total                                                                       1,136,031
-------------------------------------------------------------------------------------


BELGIUM (1.0%)
Belgacom                                                 45,745             1,595,707
Colruyt                                                   2,689               594,845
Dexia                                                   139,409(e)            434,119
Fortis                                                  239,512               475,266
KBC Groep                                                22,698               411,197
                                                                      ---------------
Total                                                                       3,511,134
-------------------------------------------------------------------------------------


BERMUDA (0.1%)
SeaDrill                                                 28,750(e)            238,527



DENMARK (1.2%)
A P Moller -- Maersk Series B                               169               807,959
Danske Bank                                              62,698               629,780
Novozymes Series B                                        4,275               339,901
Vestas Wind Systems                                      44,523(b)          2,144,752
                                                                      ---------------
Total                                                                       3,922,392
-------------------------------------------------------------------------------------


FINLAND (1.6%)
Fortum                                                   33,224               648,078
Neste Oil                                                15,598               225,772
Nokia                                                   209,755             2,570,462
Outokumpu                                                32,029               364,815
Stora Enso Series R                                     214,011             1,303,892
UPM-Kymmene                                              48,265               455,984
                                                                      ---------------
Total                                                                       5,569,003
-------------------------------------------------------------------------------------


FRANCE (8.2%)
Air France-KLM                                           43,656               417,503
ALSTOM                                                   16,689               801,690
AXA                                                      45,759               720,541
BNP Paribas                                             166,979             6,373,607
Casino Guichard Perrachon                                 9,918               649,787
CNP Assurances                                           10,635               707,710
Compagnie de Saint-Gobain                                15,999               540,387
Credit Agricole                                         289,021             3,498,139
France Telecom                                           60,182             1,348,411
GDF Suez                                                 95,706             3,661,068
Hermes Intl                                               8,491               854,117
Lafarge                                                   6,082               279,306
Michelin Series B                                        23,165               905,467
Natixis                                                 301,958               469,067
Peugeot                                                  61,716             1,043,807
Renault                                                  48,134               927,241
SCOR                                                     37,531               761,022
Societe Generale                                         68,412             2,860,043
Total                                                     8,893               443,109
Vallourec                                                 5,210               508,933
                                                                      ---------------
Total                                                                      27,770,955
-------------------------------------------------------------------------------------


GERMANY (9.1%)
BASF                                                     69,090             2,015,255
Bayer                                                    43,903(e)          2,338,010
BMW                                                      95,287(e)          2,263,662
BMW                                                      20,129               329,728
Commerzbank                                              68,850(e)            314,710
Daimler                                                  83,712             2,346,143
Deutsche Bank                                            88,775(e)          2,290,411
Deutsche Lufthansa                                       46,554               568,312
Deutsche Telekom                                        389,171             4,725,355
E.ON                                                    152,823             4,954,963
Fresenius Medical Care & Co                              27,749             1,241,076
Henkel & Co                                              14,069               363,605
Linde                                                    10,500               704,932
MAN                                                       4,616               201,348
Merck                                                     7,749(e)            657,925
RWE                                                      39,015             2,989,740
Salzgitter                                                3,144               227,798
SAP                                                      37,180             1,310,796
Volkswagen                                               22,171             1,090,724
                                                                      ---------------
Total                                                                      30,934,493
-------------------------------------------------------------------------------------


GREECE (0.1%)
Coca-Cola Hellenic Bottling                              13,412               183,278
Hellenic Petroleum                                       28,111               202,135
                                                                      ---------------
Total                                                                         385,413
-------------------------------------------------------------------------------------


HONG KONG (2.0%)
CLP Holdings                                            342,500             2,318,341
Hang Seng Bank                                           61,300               738,097
Hongkong Electric Holdings                              379,000             2,219,974
MTR                                                     268,689               641,727
Orient Overseas Intl                                    119,500               281,361
Swire Pacific Series A                                   80,000               516,654
                                                                      ---------------
Total                                                                       6,716,154
-------------------------------------------------------------------------------------


IRELAND (0.5%)
Allied Irish Banks                                      186,855               267,813
Bank of Ireland                                         367,417               281,719
CRH                                                      18,415               432,467
Elan                                                    100,835(b)            726,019
                                                                      ---------------
Total                                                                       1,708,018
-------------------------------------------------------------------------------------


ITALY (6.6%)
Banca Monte dei Paschi di Siena                         331,030               474,663
Banco Popolare                                          144,712               825,217
Eni                                                     554,918            11,735,390
Intesa Sanpaolo                                         531,773             1,542,021
Telecom Italia                                        3,124,904             3,209,741
Terna -- Rete Elettrica Nationale                       229,682               697,668
UniCredit                                             1,653,669             2,909,241


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ITALY (CONT.)
Unione di Banche Italiane                                69,309              $862,402
Unipol Gruppo Finanziario                               204,048               213,253
                                                                      ---------------
Total                                                                      22,469,596
-------------------------------------------------------------------------------------


JAPAN (22.9%)
Aisin Seiki                                              30,500               410,420
Alps Electric                                            63,000               264,624
Asahi Breweries                                          26,300               406,150
Astellas Pharma                                          52,400             1,984,982
Benesse                                                  10,500               448,533
Bridgestone                                              88,000             1,119,208
Chubu Electric Power                                     37,300             1,058,881
Chugai Pharmaceutical                                    40,900               789,325
Chugoku Electric Power                                   26,700               694,821
Chuo Mitsui Trust Holdings                              144,400               568,299
Dai Nippon Printing                                     150,000             1,465,154
East Japan Railway                                       10,100               685,211
Eisai                                                    28,100             1,026,932
FamilyMart                                               12,700               464,086
Fast Retailing                                            9,400             1,185,984
Fuji Heavy Inds                                         241,000               694,902
FUJIFILM Holdings                                        46,700             1,021,527
Hankyu Hanshin Holdings                                 120,000(e)            657,379
Hitachi                                                 931,000             2,841,213
Hokkaido Electric Power                                  21,600               522,839
Hokuriku Electric Power                                  24,700               705,985
Honda Motor                                             546,500            12,565,902
Japan Steel Works                                        61,000               657,949
Kansai Electric Power                                    42,700             1,170,914
Kao                                                      36,000               874,787
KDDI                                                        126               787,118
Kintetsu                                                129,000               583,397
Konami                                                    7,900               158,138
Kurita Water Inds                                        14,400               325,493
Lawson                                                   15,700               776,256
Meiji Dairies                                           112,000               526,029
Mitsubishi                                              128,700             1,701,515
Mitsubishi Tanabe Pharma                                 31,000               458,863
Mitsui Chemicals                                        166,000(e)            477,409
Mitsui Mining & Smelting                                250,000               449,574
Mitsui OSK Lines                                         88,000               502,846
Mizuho Financial Group                                  503,000(e)          1,245,684
NEC                                                     234,000               624,218
Nikon                                                    21,000               218,691
Nippon Express                                          189,900               680,062
Nippon Mining Holdings                                  228,500               831,465
Nippon Oil                                              139,000               604,302
Nippon Paper Group                                       24,300               722,044
Nippon Telegraph & Telephone                             61,100             2,960,679
Nissan Motor                                            502,400             1,514,277
Nisshin Seifun Group                                     34,500               375,150
Nitori                                                    5,550               391,901
NTT DoCoMo                                                1,632             2,844,464
Obayashi                                                 68,000               319,827
Odakyu Electric Railway                                  69,000               549,961
Oji Paper                                               142,000               674,353
Oriental Land                                             7,800               593,343
Osaka Gas                                               266,000             1,133,905
Panasonic                                               112,000             1,359,538
Promise                                                  16,650               305,736
Rakuten                                                     921(e)            543,241
Resona Holdings                                         102,200             1,576,689
Sankyo                                                    9,200               441,463
Sega Sammy Holdings                                      49,500(e)            626,615
Seiko Epson                                              13,800(e)            175,270
Seven & I Holdings                                      108,600             2,897,472
Shinsei Bank                                            382,000               488,209
Shionogi & Co                                            50,000             1,071,880
Shiseido                                                 23,000               386,873
Sojitz                                                  230,400               353,195
Sony                                                     59,500(e)          1,160,185
SUMCO                                                    38,300               495,777
Takeda Pharmaceutical                                    19,900               932,948
Takefuji                                                 29,420               207,866
TERUMO                                                   20,400               693,053
Tohoku Electric Power                                    55,800             1,437,544
Tokyo Electric Power                                     93,500             2,925,491
Tokyo Gas                                               191,000               903,889
Toyo Seikan Kaisha                                       43,400               643,627
Yamaha Motor                                             63,100               592,186
                                                                      ---------------
Total                                                                      77,535,718
-------------------------------------------------------------------------------------


LUXEMBOURG (1.1%)
ArcelorMittal                                           144,150             3,225,267
SES FDR                                                  31,193               571,271
                                                                      ---------------
Total                                                                       3,796,538
-------------------------------------------------------------------------------------


NETHERLANDS (9.4%)
Aegon                                                   546,275             2,856,452
Corio                                                     8,350               357,159
Fugro                                                     8,422               227,537
ING Groep                                               545,303             4,499,717
Koninklijke (Royal) KPN                                  48,722               648,415
Koninklijke DSM                                          16,245               389,213
Reed Elsevier                                            48,732               539,231
Royal Dutch Shell Series A                              411,501            10,252,205
Royal Dutch Shell Series B                              309,485             7,343,990
Unilever                                                214,830             4,726,060
                                                                      ---------------
Total                                                                      31,839,979
-------------------------------------------------------------------------------------


NEW ZEALAND (0.2%)
Fletcher Building                                        88,666               250,954
Telecom Corporation of New Zealand                      300,833               403,777
                                                                      ---------------
Total                                                                         654,731
-------------------------------------------------------------------------------------


NORWAY (0.9%)
DNB NOR                                                 219,500               745,223
Norsk Hydro                                             187,450(e)            668,820
Orkla                                                    90,700(e)            603,577
StatoilHydro                                             40,677               701,636
Yara Intl                                                20,930               471,158
                                                                      ---------------
Total                                                                       3,190,414
-------------------------------------------------------------------------------------


SINGAPORE (0.3%)
Neptune Orient Lines                                    305,000(e)            222,509
Singapore Airlines                                      107,000               782,411
                                                                      ---------------
Total                                                                       1,004,920
-------------------------------------------------------------------------------------


SPAIN (3.3%)
Banco Bilbao Vizcaya Argentaria                         277,454             2,586,828
Banco Santander                                         309,696             2,505,708
Gamesa Tecnologica                                       25,221               422,328
Repsol YPF                                               69,901             1,248,219
Telefonica                                              249,484             4,422,370
                                                                      ---------------
Total                                                                      11,185,453
-------------------------------------------------------------------------------------


SWEDEN (1.7%)
Electrolux Series B                                      84,700               610,341
Investor Cl B                                           168,172             1,950,500
Nordea Bank                                             147,900               782,700
SSAB Svenskt Stal Series B                               28,900               190,029
Svenska Cellulosa Series B                              219,320             1,712,684
Svenska Handelsbanken Series A                           35,200               384,072
Swedbank                                                 77,264(e)            271,059
                                                                      ---------------
Total                                                                       5,901,385
-------------------------------------------------------------------------------------


SWITZERLAND (7.9%)
ABB                                                     110,667(b)          1,437,579
Lonza Group                                              11,450             1,045,191
Nestle                                                  254,370             8,793,891
Novartis                                                192,547             7,914,587
Swisscom                                                  1,011               317,866
Syngenta                                                  7,618             1,473,754
UBS                                                     286,591(b)          3,595,182
Xstrata                                                  73,094               596,936
Zurich Financial Services                                 9,298             1,677,119
                                                                      ---------------
Total                                                                      26,852,105
-------------------------------------------------------------------------------------


UNITED KINGDOM (14.2%)
3i Group                                                121,478               397,678
AMEC                                                     28,988               235,598
AstraZeneca                                             130,283             5,018,305
Aviva                                                   238,148             1,075,426
Barclays                                              2,687,633             3,952,419
BG Group                                                328,883             4,507,342
BHP Billiton                                            261,253             4,365,138
BP                                                      436,363             3,089,079
British American Tobacco                                 43,951             1,204,630
BT Group                                                693,587             1,050,052
Carnival                                                 17,077               310,963
Compass Group                                            95,099               470,418
Friends Provident                                       418,298               498,849
GKN                                                     161,922               197,376
GlaxoSmithKline                                         190,804             3,363,822
Home Retail Group                                       204,364               605,786
Kingfisher                                              743,076             1,486,563
Ladbrokes                                               144,811               377,730
Liberty Intl                                             32,169               172,783
Lloyds Banking Group                                  2,253,061             2,933,860
Old Mutual                                            1,547,256             1,165,180
Reed Elsevier                                           140,330             1,053,359
Rio Tinto                                                83,232             1,787,906


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM (CONT.)
Royal Bank of Scotland Group                          5,413,857            $1,703,730
Tomkins                                                 228,848               389,729
Vodafone Group                                        3,291,695             6,111,219
Wolseley                                                213,770               529,698
                                                                      ---------------
Total                                                                      48,054,638
-------------------------------------------------------------------------------------


UNITED STATES (0.3%)
Synthes                                                   8,781             1,058,011
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $727,684,432)                                                     $329,810,783
-------------------------------------------------------------------------------------



OTHER (--%)
ISSUER                                                 SHARES                VALUE(a)
BELGIUM
Fortis
 Rights                                                 239,512(b,d)              $--
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                       $--
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%               9,717,839(f)         $9,717,839
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $9,717,839)                                                         $9,717,839
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN (4.5%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     15,437,792           $15,437,792
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL  RECEIVED FOR SECURITIES ON LOAN
(Cost: $15,437,792)                                                       $15,437,792
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $752,840,063)(g)                                                  $354,966,414
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Jan. 31, 2009:

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Airlines                                                                   0.6%           $2,184,490
Auto Components                                                            0.8             2,632,471
Automobiles                                                                6.9            23,368,573
Beverages                                                                  0.2               589,428
Biotechnology                                                              0.3             1,165,635
Building Products                                                          0.2               540,387
Capital Markets                                                            1.8             6,283,271
Chemicals                                                                  1.7             5,871,622
Commercial Banks                                                          13.4            45,031,634
Commercial Services & Supplies                                             0.4             1,465,154
Communications Equipment                                                   0.8             2,570,462
Computers & Peripherals                                                    0.2               799,488
Construction & Engineering                                                 0.1               319,827
Construction Materials                                                     0.3               962,727
Consumer Finance                                                           0.2               513,602
Containers & Packaging                                                     0.2               643,627
Diversified Consumer Services                                              0.1               448,533
Diversified Financial Services                                             2.0             6,925,483
Diversified Telecommunication Services                                     6.2            21,200,680
Electric                                                                   0.1               307,074
Electric Utilities                                                         5.8            19,673,213
Electrical Equipment                                                       1.4             4,806,349
Electronic Equipment, Instruments & Components                             1.2             4,127,364
Energy Equipment & Services                                                0.2               701,662
Food & Staples Retailing                                                   1.6             5,382,446
Food Products                                                              4.2            14,421,130
Gas Utilities                                                              0.6             2,037,794
Health Care Equipment & Supplies                                           0.5             1,751,064
Health Care Providers & Services                                           0.4             1,241,076
Hotels, Restaurants & Leisure                                              0.5             1,752,454
Household Durables                                                         0.9             3,130,064
Household Products                                                         0.4             1,238,392
Industrial Conglomerates                                                   0.5             1,650,685
Insurance                                                                  2.8             9,675,552
Internet & Catalog Retail                                                  0.3             1,149,027
Leisure Equipment & Products                                               0.4             1,286,769
Life Sciences Tools & Services                                             0.3             1,045,191
Machinery                                                                  0.5             1,693,723
Marine                                                                     0.5             1,814,675
Media                                                                      0.6             2,163,861
Metals & Mining                                                            4.7            15,804,916


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Multi-Utilities                                                            2.0%           $6,930,450
Oil, Gas & Consumable Fuels                                               13.4            45,016,970
Paper & Forest Products                                                    1.4             4,868,957
Personal Products                                                          0.1               386,873
Pharmaceuticals                                                            7.7            26,283,598
Real Estate Investment Trusts (REITs)                                      0.6             2,037,871
Real Estate Management & Development                                       0.2               516,654
Road & Rail                                                                0.9             3,140,358
Semiconductors & Semiconductor Equipment                                   0.1               495,777
Software                                                                   0.4             1,468,934
Specialty Retail                                                           0.9             3,064,448
Textiles, Apparel & Luxury Goods                                           0.3               854,117
Tobacco                                                                    0.4             1,204,630
Trading Companies & Distributors                                           0.8             2,584,408
Transportation Infrastructure                                              0.2               842,362
Wireless Telecommunication Services                                        2.9             9,742,801
Other(1)                                                                   7.4            25,155,631
----------------------------------------------------------------------------------------------------
Total                                                                                    354,966,414
----------------------------------------------------------------------------------------------------




(1) Cash & Cash Equivalents.

INVESTMENTS IN DERIVATIVES


At Jan. 31, 2009, $799,578 was held in a margin deposit account as collateral to cover initial margin deposits on open stock index futures contracts.

FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2009



                                                         NUMBER OF                                  UNREALIZED
                                                         CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION                                   LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
Dow Jones Euro STOXX 50                                     98         $2,796,494    March 2009      $(465,434)
Financial Times Stock Exchange 100 Index                    21          1,248,461    March 2009       (124,900)
Nikkei 225                                                  38          1,500,050    March 2009       (278,491)
----------------------------------------------------------------------------------------------------------------
Total                                                                                                $(868,825)
----------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  Negligible market value.

(e)  At Jan. 31, 2009, security was partially or fully on loan.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(g) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $752,840,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $1,706,000
     Unrealized depreciation                                                     (399,580,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(397,874,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
4 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities in the most recent Annual report dated Oct. 31, 2008.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                  FAIR VALUE AT JAN. 31, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $25,155,631      $329,810,783         $--        $354,966,414
Other financial instruments*                         (868,825)               --          --            (868,825)

---------------------------------------------------------------------------------------------------------------
Total                                             $24,286,806      $329,810,783         $--        $354,097,589
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
5 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        THREADNEEDLE EUROPEAN EQUITY FUND

                                AT JAN. 31, 2009



JAN. 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (99.7%)(c)
ISSUER                                                 SHARES                VALUE(a)
BELGIUM (2.5%)
Colruyt                                                  6,707             $1,483,684
-------------------------------------------------------------------------------------


FRANCE (16.1%)
Air Liquide                                              9,870                717,617
ALSTOM                                                  13,664                656,378
Essilor Intl                                            19,255(d)             732,694
France Telecom                                          44,487(d)             996,756
Pernod Ricard                                           14,857(d)             931,591
Sanofi-Aventis                                          21,177(d)           1,190,878
Schneider Electric                                       9,393                594,326
Societe Generale                                        17,508                731,942
Total                                                   41,504              2,068,008
Vivendi                                                 29,034                747,818
                                                                      ---------------
Total                                                                       9,368,008
-------------------------------------------------------------------------------------


GERMANY (12.3%)
Allianz                                                 24,699              2,068,673
Bayer                                                   22,141(d)           1,179,097
Fresenius Medical Care & Co                             35,229(d)           1,575,620
Linde                                                    7,315(d)             491,102
Munich Re Group                                          5,063(d)             669,191
Rhon-Klinikum                                           26,642(d)             534,380
SAP                                                     19,452(d)             685,788
                                                                      ---------------
Total                                                                       7,203,851
-------------------------------------------------------------------------------------


IRELAND (0.9%)
CRH                                                     23,531                552,613
-------------------------------------------------------------------------------------


NETHERLANDS (7.0%)
Akzo Nobel                                              13,840                494,030
Heineken Holding                                        14,483                386,957
Koninklijke (Royal) KPN                                110,480              1,470,319
Koninklijke Ahold                                      107,741              1,291,677
Koninklijke Vopak                                       11,176(d)             418,625
                                                                      ---------------
Total                                                                       4,061,608
-------------------------------------------------------------------------------------


PORTUGAL (0.7%)
Jeronimo Martins                                        81,302                412,743
-------------------------------------------------------------------------------------


SPAIN (4.1%)
Banco Santander                                        158,965              1,286,164
Inditex                                                 29,150              1,109,230
                                                                      ---------------
Total                                                                       2,395,394
-------------------------------------------------------------------------------------


SWEDEN (0.7%)
Atlas Copco Series B                                    69,487                412,808
-------------------------------------------------------------------------------------


SWITZERLAND (17.1%)
ABB                                                     57,793(b)             750,739
Credit Suisse Group                                     33,620                858,331
Lonza Group                                              4,847(d)             442,449
Nestle                                                  80,925              2,797,679
Roche Holding                                           19,723              2,769,764
SGS                                                        581                614,789
Sika                                                       672                528,936
Syngenta                                                 6,110              1,182,021
                                                                      ---------------
Total                                                                       9,944,708
-------------------------------------------------------------------------------------


UNITED KINGDOM (36.3%)
Amlin                                                   75,036                415,552
AstraZeneca                                             38,663              1,489,241
BAE Systems                                             96,096                557,523
Balfour Beatty                                         102,991                549,560
BG Group                                               164,281              2,251,470
BP                                                     115,095                814,775
British American Tobacco                                73,145              2,004,794
Capita Group                                            43,554                437,739
Centrica                                               187,973                699,087
Diageo                                                  82,334              1,104,262
Greene King                                             75,694                462,316
HMV Group                                              240,012                477,074
Intertek Group                                          44,242                544,159
Pearson                                                 56,388                538,138
Prudential                                             206,977                994,490
Reckitt Benckiser Group                                 22,752                875,879
Rio Tinto                                               19,906                427,601
RSA Insurance Group                                    664,778              1,260,944
Shire                                                   65,514                955,287
Tesco                                                  277,656              1,434,350
Tullow Oil                                              66,752                665,485
Vodafone Group                                       1,174,152              2,179,880
                                                                      ---------------
Total                                                                      21,139,606
-------------------------------------------------------------------------------------


UNITED STATES (2.0%)
Synthes                                                  9,819              1,183,078
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $70,488,678)                                                       $58,158,101
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%                302,110(e)            $302,110
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $302,110)                                                             $302,110
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (16.1%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     9,398,559             $9,398,559
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $9,398,559)                                                         $9,398,559
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $80,189,347)(f)                                                    $67,858,770
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Jan. 31, 2009:

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Aerospace & Defense                                                        1.0%             $557,523
Beverages                                                                  4.2             2,422,810
Capital Markets                                                            1.5               858,331
Chemicals                                                                  5.9             3,413,706
Commercial Banks                                                           3.5             2,018,106


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  THREADNEEDLE EUROPEAN EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Construction & Engineering                                                 0.9%             $549,560
Construction Materials                                                     0.9               552,613
Diversified Telecommunication Services                                     4.2             2,467,075
Electrical Equipment                                                       3.4             2,001,443
Food & Staples Retailing                                                   7.9             4,622,454
Food Products                                                              4.8             2,797,679
Health Care Equipment & Supplies                                           3.3             1,915,772
Health Care Providers & Services                                           3.6             2,110,000
Hotels, Restaurants & Leisure                                              0.8               462,316
Household Products                                                         1.5               875,879
Insurance                                                                  9.3             5,408,850
Life Sciences Tools & Services                                             0.8               442,449
Machinery                                                                  0.7               412,808
Media                                                                      2.2             1,285,956
Metals & Mining                                                            0.7               427,601
Multi-Utilities                                                            1.2               699,087
Oil, Gas & Consumable Fuels                                                9.9             5,799,738
Pharmaceuticals                                                           13.1             7,584,267
Professional Services                                                      2.7             1,596,687
Software                                                                   1.2               685,788
Specialty Retail                                                           2.7             1,586,304
Tobacco                                                                    3.4             2,004,794
Transportation Infrastructure                                              0.7               418,625
Wireless Telecommunication Services                                        3.7             2,179,880
Other(1)                                                                  16.6             9,700,669
----------------------------------------------------------------------------------------------------
Total                                                                                    $67,858,770
----------------------------------------------------------------------------------------------------




(1) Cash & Cash Equivalents.

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  At Jan. 31, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(f) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $80,189,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                         $573,000
     Unrealized depreciation                                                      (12,903,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(12,330,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
2  THREADNEEDLE EUROPEAN EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities in the most recent Annual report dated Oct. 31, 2008.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                   FAIR VALUE AT JAN. 31, 2009
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                           $9,928,820       $57,929,950         $--        $67,858,770



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
3  THREADNEEDLE EUROPEAN EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                   THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND

                                AT JAN. 31, 2009



JAN. 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.9%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (4.1%)
Australia & New Zealand Banking Group                   167,834            $1,391,969
BHP Billiton                                            168,816             3,128,698
Boart Longyear Group                                  1,359,928(d)            159,325
CSL                                                     103,192(d)          2,431,999
Macquarie Group                                          53,304(d)            851,724
Newcrest Mining                                         125,212             2,425,851
QBE Insurance Group                                     163,377             2,455,518
Rio Tinto                                                23,490(d)            609,398
                                                                      ---------------
Total                                                                      13,454,482
-------------------------------------------------------------------------------------


BELGIUM (1.6%)
Colruyt                                                  23,360             5,167,565
-------------------------------------------------------------------------------------


CANADA (1.4%)
Canadian Pacific Railway                                 52,000             1,580,210
ShawCor Cl A                                             80,000               953,626
Suncor Energy                                           100,000             1,919,499
                                                                      ---------------
Total                                                                       4,453,335
-------------------------------------------------------------------------------------


CHINA (0.7%)
China Merchants Bank Series H                         1,420,000             2,293,116
-------------------------------------------------------------------------------------


FRANCE (11.4%)
Air Liquide                                              24,053             1,748,820
ALSTOM                                                   50,632             2,432,212
AXA                                                      67,357             1,060,632
BNP Paribas                                              62,614             2,389,984
Essilor Intl                                             80,654(d)          3,069,056
France Telecom                                          167,414             3,751,004
LVMH Moet Hennessy Louis Vuitton                         34,679             1,888,560
Pernod Ricard                                            74,634             4,679,836
Sanofi-Aventis                                           35,971             2,022,811
Societe Generale                                         61,938             2,589,389
Total                                                   181,420             9,039,565
Vivendi                                                  85,767             2,209,069
                                                                      ---------------
Total                                                                      36,880,938
-------------------------------------------------------------------------------------


GERMANY (7.0%)
Allianz                                                  91,578             7,670,147
Bayer                                                    72,056(d)          3,837,270
Daimler                                                  65,066             1,823,564
Fresenius Medical Care & Co                             129,537             5,793,552
Linde                                                    32,985             2,214,492
Wincor Nixdorf                                           31,848(d)          1,506,173
                                                                      ---------------
Total                                                                      22,845,198
-------------------------------------------------------------------------------------


HONG KONG (4.0%)
China Mobile                                            383,500             3,452,314
China Overseas Land & Investment                      2,837,120             3,710,505
Esprit Holdings                                         390,000             2,070,219
Hong Kong Exchanges and Clearing                        190,700(d)          1,638,027
Li & Fung                                             1,093,600             2,175,544
                                                                      ---------------
Total                                                                      13,046,609
-------------------------------------------------------------------------------------


IRELAND (0.8%)
CRH                                                     108,965             2,558,987
-------------------------------------------------------------------------------------


ISRAEL (1.1%)
Israel Chemicals                                        139,657               952,316
Teva Pharmaceutical Inds ADR                             62,970             2,610,107
                                                                      ---------------
Total                                                                       3,562,423
-------------------------------------------------------------------------------------


JAPAN (21.7%)
Ajinomoto                                                26,000               224,023
AMADA                                                    79,000               377,735
Asahi Breweries                                          93,700             1,447,008
Asahi Kasei                                              51,000               208,733
Bank of Yokohama                                         49,000               254,850
Bridgestone                                              57,300               728,757
Canon                                                    56,200             1,534,239
Central Japan Railway                                       158             1,127,415
Chubu Electric Power                                     57,700             1,638,000
Daito Trust Construction                                 10,000               430,617
Daiwa House Industry                                     28,000               250,659
Daiwa Securities Group                                   53,000               292,823
DENSO                                                    18,000               326,299
eAccess                                                     548(d)            371,802
East Japan Railway                                       22,400             1,519,675
FamilyMart                                               40,400             1,476,304
FANUC                                                    13,200               782,665
Fukuoka Financial Group                                 117,000               392,631
Hitachi                                                 360,000             1,098,643
Honda Motor                                              71,200             1,637,131
Hoya                                                     62,200             1,109,713
Jafco                                                    14,200               280,719
Japan Tobacco                                               186               535,055
JFE Holdings                                             39,100               972,208
Jupiter Telecommunications                                  296               279,947
Kansai Electric Power                                    61,500             1,686,445
KDDI                                                        294             1,836,609
Keyence                                                   3,400               618,704
Kirin Holdings                                           16,000               200,776
Kissei Pharmaceutical                                     7,000               180,336
Komatsu                                                 101,400             1,047,350
Konami                                                   15,700               314,274
Makita                                                   25,600               465,815
Mitsubishi                                               12,600               166,582
Mitsubishi Electric                                      94,000               431,641
Mitsubishi Estate                                        61,000               800,319
Mitsubishi Gas Chemical                                  48,000               190,765
Mitsubishi Heavy Inds                                   173,000               654,030
Mitsubishi Logistics                                    114,000             1,158,474
Mitsubishi UFJ Financial Group                          507,800             2,818,342
Mitsui & Co                                             147,000             1,534,750
Mitsui Fudosan                                           73,000               941,920
Mizuho Financial Group                                  549,000(d)          1,359,603
Murata Mfg                                               11,200               424,027
Nintendo                                                  6,900             2,140,175
Nippon Electric Glass                                    48,000               316,967
Nippon Oil                                               53,000               230,417
Nippon Sheet Glass                                       94,000               230,109
Nippon Telegraph & Telephone                             38,900             1,884,950
Nippon Yusen Kabushiki Kaisha                            63,000               295,331
Nomura Holdings                                          70,800               458,793
NTT Data                                                     53               169,393
NTT DoCoMo                                                1,207             2,103,718
Obayashi                                                 33,000               155,210
Ono Pharmaceutical                                       28,400(d)          1,498,335
Oracle Japan                                              4,900(d)            195,123
ORIX                                                      3,720               162,485
Pacific Golf Group Intl Holdings                            820               377,900
Ricoh                                                    53,000               647,119
SECOM                                                    14,100               592,371
Sekisui Chemical                                        191,000             1,063,558
Sekisui House                                            90,000               756,304


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle International Opportunity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
Seven & I Holdings                                       62,700            $1,672,850
Shin-Etsu Chemical                                       33,600             1,572,865
Shionogi & Co                                            83,000             1,779,320
Sompo Japan Insurance                                    30,000               187,161
Sony Financial Holdings                                     221               728,761
Sumitomo                                                 99,100               897,253
Sumitomo Chemical                                        88,000               278,985
Sumitomo Heavy Inds                                     103,000               327,162
Sumitomo Metal Inds                                     301,000               602,575
Sumitomo Mitsui Financial Group                          29,500             1,169,710
T&D Holdings                                              8,150               263,564
Takeda Pharmaceutical                                    33,100             1,551,788
Tokio Marine Holdings                                    42,000             1,113,010
Tokyo Electron                                           10,500               385,064
Tokyo Gas                                               506,000             2,394,595
Tokyu                                                   101,000               438,519
Toyo Suisan Kaisha                                        8,000               211,041
Toyota Motor                                            124,000             3,990,853
Trend Micro                                              23,000               627,542
UBE Inds                                                136,000               293,242
Yahoo! Japan                                              1,308               415,213
Yamato Holdings                                          12,000               121,935
                                                                      ---------------
Total                                                                      70,429,679
-------------------------------------------------------------------------------------


MALAYSIA (0.2%)
IOI                                                     513,500               550,754
-------------------------------------------------------------------------------------


MEXICO (0.4%)
America Movil ADR Series L                               43,531             1,241,069
-------------------------------------------------------------------------------------


NETHERLANDS (4.0%)
Koninklijke (Royal) KPN                                 453,856             6,040,124
Koninklijke Ahold                                       259,633             3,112,669
Royal Dutch Shell Series A                              154,809             3,814,036
                                                                      ---------------
Total                                                                      12,966,829
-------------------------------------------------------------------------------------


PORTUGAL (0.7%)
Jeronimo Martins                                        454,581             2,307,756
-------------------------------------------------------------------------------------


SINGAPORE (0.8%)
DBS Group Holdings                                      292,500(d)          1,684,907
Keppel                                                  356,000(d)            937,842
                                                                      ---------------
Total                                                                       2,622,749
-------------------------------------------------------------------------------------


SOUTH AFRICA (0.7%)
First Uranium                                           200,000(b,d)          734,814
MTN Group                                               147,779             1,403,032
                                                                      ---------------
Total                                                                       2,137,846
-------------------------------------------------------------------------------------


SOUTH KOREA (0.4%)
Shinhan Financial Group                                  56,400             1,139,594
-------------------------------------------------------------------------------------


SPAIN (2.3%)
Banco Santander                                         429,338             3,473,715
Inditex                                                 101,324             3,855,629
                                                                      ---------------
Total                                                                       7,329,344
-------------------------------------------------------------------------------------


SWEDEN (0.4%)
Atlas Copco Series B                                    239,604             1,423,439
-------------------------------------------------------------------------------------


SWITZERLAND (11.3%)
ABB                                                     148,217(b)          1,925,359
Credit Suisse Group                                      94,712             2,418,032
Lonza Group                                              30,943(d)          2,824,571
Nestle                                                  319,507            11,045,759
Roche Holding                                            85,162            11,959,578
SGS                                                       1,776(d)          1,879,287
Syngenta                                                 24,476             4,735,051
                                                                      ---------------
Total                                                                      36,787,637
-------------------------------------------------------------------------------------


TAIWAN (0.2%)
Hon Hai Precision Industry                              386,400               678,764
-------------------------------------------------------------------------------------


UNITED KINGDOM (23.7%)
Amlin                                                   399,791             2,214,054
AstraZeneca                                              52,529             2,023,338
BAE Systems                                             561,242             3,256,173
BG Group                                                629,761             8,630,874
BP                                                      627,777             4,444,128
British American Tobacco                                255,366             6,999,195
Capita Group                                            312,403             3,139,805
Centrica                                                928,507             3,453,192
HSBC Holdings                                           239,951             1,860,957
Intertek Group                                          159,253             1,958,745
Next                                                    114,853             1,949,552
Prudential                                              752,756             3,616,868
Reckitt Benckiser Group                                  81,358             3,132,021
Rio Tinto                                                70,907             1,523,153
RSA Insurance Group                                   3,048,049             5,781,509
Shire                                                   211,269             3,080,602
Standard Chartered                                      187,872             2,372,914
Tesco                                                   865,638             4,471,821
Tullow Oil                                              261,419             2,606,219
Vodafone Group                                        4,883,741             9,066,942
Wm Morrison Supermarkets                                439,896             1,717,585
                                                                      ---------------
Total                                                                      77,299,647
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $437,075,791)                                                     $321,177,760
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%               2,025,540(e)         $2,025,540
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,025,540)                                                         $2,025,540
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL  RECEIVED FOR SECURITIES ON LOAN (5.3%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     17,246,276           $17,246,276
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $17,246,276)                                                       $17,246,276
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $456,347,607)(f)                                                  $340,449,576
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Jan. 31, 2009:


                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Aerospace & Defense                                                      1.0%            $$3,256,173
Air Freight & Logistics                                                   --                 121,935
Auto Components                                                          0.3               1,055,056
Automobiles                                                              2.3               7,451,548
Beverages                                                                1.9               6,327,620
Biotechnology                                                            0.7               2,431,999
Building Products                                                        0.1                 230,109
Capital Markets                                                          1.3               4,302,091
Chemicals                                                                3.8              12,195,269
Commercial Banks                                                         7.8              25,191,681
Commercial Services & Supplies                                           0.2                 592,371


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle International Opportunity Fund

                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS           VALUE
----------------------------------------------------------------------------------------------------
Computers & Peripherals                                                  0.5%             $1,506,173
Construction & Engineering                                               0.1                 314,535
Construction Materials                                                   0.8               2,558,987
Consumer Finance                                                         0.1                 162,485
Distributors                                                             0.7               2,175,544
Diversified Financial Services                                           0.5               1,638,027
Diversified Telecommunication Services                                   3.6              11,676,078
Electric Utilities                                                       1.0               3,324,445
Electrical Equipment                                                     1.5               4,789,212
Electronic Equipment, Instruments & Components                           1.3               4,246,818
Energy Equipment & Services                                              0.3                 953,626
Food & Staples Retailing                                                 6.1              19,926,550
Food Products                                                            3.7              12,031,577
Gas Utilities                                                            0.7               2,394,595
Health Care Equipment & Supplies                                         0.9               3,069,056
Health Care Providers & Services                                         1.8               5,793,552
Hotels, Restaurants & Leisure                                            0.1                 377,900
Household Durables                                                       0.7               2,285,677
Household Products                                                       1.0               3,132,021
Industrial Conglomerates                                                 0.3                 937,842
Insurance                                                                7.7              25,091,224
Internet Software & Services                                             0.2                 787,015
IT Services                                                              0.1                 169,393
Life Sciences Tools & Services                                           0.9               2,824,571
Machinery                                                                1.4               4,612,381
Marine                                                                   0.1                 295,331
Media                                                                    0.8               2,489,016
Metals & Mining                                                          3.1               9,996,697
Multiline Retail                                                         0.6               1,949,552
Multi-Utilities                                                          1.1               3,453,192
Office Electronics                                                       0.7               2,181,358
Oil, Gas & Consumable Fuels                                              9.4              30,684,738
Pharmaceuticals                                                          9.4              30,543,485
Professional Services                                                    2.1               6,977,837
Real Estate Management & Development                                     1.9               6,134,020
Road & Rail                                                              1.4               4,665,819
Semiconductors & Semiconductor Equipment                                 0.1                 385,064
Software                                                                 1.0               3,277,114
Specialty Retail                                                         1.8               5,925,848
Textiles, Apparel & Luxury Goods                                         0.6               1,888,560
Tobacco                                                                  2.3               7,534,250
Trading Companies & Distributors                                         0.8               2,598,585
Transportation Infrastructure                                            0.4               1,158,474
Wireless Telecommunication Services                                      5.9              19,103,684
Other(1)                                                                 5.9              19,271,816

----------------------------------------------------------------------------------------------------
Total                                                                                   $340,449,576
----------------------------------------------------------------------------------------------------



(1) Cash & Cash Equivalents.

NOTES TO PORTFOLIO OF INVESTMENTS



(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2008.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  At Jan. 31, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.


--------------------------------------------------------------------------------
3 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle International Opportunity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(f) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $456,348,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $7,466,000
     Unrealized depreciation                                                     (123,364,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(115,898,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities in the most recent Annual report dated Oct. 31, 2008.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                  FAIR VALUE AT JAN. 31, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $27,422,796      $313,026,780         $--        $340,449,576

---------------------------------------------------------------------------------------------------------------








HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource International Series, Inc.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date March 31, 2009


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date March 31, 2009